Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	Jan. 29, 2012	Jan. 30, 2011
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Intangible	$ 1,851	$ 1,882
Accumulated Amortization	(1,116)	(890)
Net Intangible	735	992
Customer Relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Intangible	1,532	1,548
Accumulated Amortization	(983)	(774)
Net Intangible	549	774
Strategic Purchase Agreement
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Intangible	166	166
Accumulated Amortization	(99)	(77)
Net Intangible	67	89
Trade Names
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Intangible	152	151
Accumulated Amortization	(34)	(26)
Net Intangible	118	125
Other
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Intangible	1	17
Accumulated Amortization		(13)
Net Intangible	$ 1	$ 4